INVESTMENTS	12 Months Ended
Dec. 31, 2018
INVESTMENTS
INVESTMENTS

7.  INVESTMENTS

The Company’s long-term investments are consisted of the follows:

	2017	2018
	RMB (in millions)
Debt investments	6,157	5,107
Equity investments	19,417	21,767
	25,574	26,874

Debt investments

Held to maturity debt securities

Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB40 million and RMB2.4 billion as of December 31, 2017 and 2018 respectively.

Available-for-sale debt  investments

The following table summarizes the Company's available-for-sale debt investments as of December 31, 2018 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	adjustment	adjustment	Fair Value
Available-for-sale debt investments	2,633	236	(152)	2,717

The following table summarizes the Company's available-for-sale debt investments as of December 31, 2017 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	adjustment	adjustment	Fair Value
Available-for-sale debt investments	5,362	909	(154)	6,117

Equity investments

Equity securities with readily determinable fair values

The following table summarizes the Company's equity securities with readily determinable fair values as of December 31, 2018 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	Adjustment	adjustment	Fair Value
Equity securities with readily determinable fair values	5,520	4,320	(845)	8,995

The following table summarizes the Company's equity securities with readily determinable fair values as of December 31, 2017 (RMB in millions):

	Cost, after	Gross Unrealized	Gross Unrealized
	adjusted with other-than-	Gains, including forex	Losses, including forex
	temporary impairment	Adjustment	adjustment	Fair Value
Equity securities with readily determinable fair values	6,136	6,299	—	12,435

For the years ended December 31, 2016, 2017 and 2018, the Company completed the following significant investments which were accounted for as equity securities with readily determinable fair values:

In January, 2016, the Company invested US$180 million (approximately RMB1.2 billion) to purchase the convertible bonds of MakeMyTrip Limited ( “ MakeMyTrip ” ) which were subsequently converted to approximately 10% equity interest in MakeMyTrip in October 2016. As of December 31, 2017 and 2018, based on the market price, the Company re-measured the investment at a fair value of RMB2.1 billion and RMB1.8 billion respectively.

In April 2016, the Company purchased 3% equity interest of China Eastern Airlines with consideration of RMB3 billion. As of December 31, 2017 and 2018, based on the market price, the Company re-measured the investment at a fair value of RMB3.8 billion and RMB2.2 billion respectively.

Equity securities without readily determinable fair values

Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock. The carrying value of equity securities without readily determinable fair values was RMB913 million and RMB584 million as of December 31, 2017 and 2018 respectively. There is no fair value changes related to these investments for the years ended December 31, 2017 and 2018. None of the investments individually is considered as material to the Group’s financial position.

In 2016, 2017 and 2018, the Company disposed certain equity securities without readily determinable fair values for total consideration of RMB317 million, RMB1.4 billion and RMB261 million, respectively, which results a gain of RMB149 million, RMB1.4 billion, and RMB122 million as reported in other income, respectively. In 2018, the Company also paid certain equity securities without readily determinable fair values with amount of RMB294 million for business acquisition.

In 2016, 2017 and 2018, the Company made investments in equity investments without readily determinable fair values with amount of RMB0.1 billion, RMB0.2 billion and RMB92 million respectively.

Equity method investments

For the years ended December 31, 2016, 2017 and 2018, the Company completed the following investments which were accounted for as equity method investments:

In December 2016, in connection of share exchange transaction with BTG and Homeinns, the Company exchanged its previously held equity interest in Homeinns for 22% equity interest of BTG with a gain of RMB1.4 billion recognized and reported in “Equity in income/(loss) of affiliates” in the statement of income and comprehensive income. The Company applied equity method to account for the investment in BTG on one quarter lag basis. As of December 31, 2017 and 2018, the carrying value of its investment in Homeinns and BTG were RMB2.6 billion and RMB2.7 billion respectively.

Tujia used to be a subsidiary of the Company. In 2015, after a private placement of Tujia, the Company lost the control in Tujia. ln 2017, Tujia completed a restructure and its offline business was assumed by a newly established company and the Company converted part of its preferred shares investment in Tujia to common shares of Tujia and the newly established company.  As of December 31, 2017, the carrying value of its equity method investment and fair value of its preferred shares were RMB1.5 billion and RMB1.7 billion, respectively. The Company applies equity method for its common shares investment on Tujia on one quarter lag basis. The preferred shares investment in Tujia was continued to be accounted for as available-for-sale debt security. As of December 31, 2018, the carrying value of its equity method investments and fair value of its preferred shares were RMB1.2 billion and RMB1.6 billion respectively. The Company concluded it does not have control over Tujia whilst it has majority ownership of Tujia since the Company does not have control of the board of directors of Tujia, which makes all the significant decisions of Tujia.

In May 2015, the Company acquired  approximately 38% share capital of eLong, Inc. (“eLong”) and applied equity method on one quarter lag basis. In May 2016, eLong completed its “going-private” transaction and merger with E-dragon Holdings Limited (“E-dragon”) (“Reorganization”). After the Reorganization, the Company applies equity method for its ordinary shares investment in E-dragon’s on one quarter lag basis and the preferred shares of E-dragon are classified as available-for-sale debt security. As of December 31, 2017, the carrying value of its equity investment and fair value of preferred share investment in E-dragon were RMB194 million and RMB1.7 billion, respectively. In March 2018, E-dragon consummated a merger with LY.com with share swap transaction. The Company received an equity method investment  in the enlarged group with previously held equity investment and preferred shares of E-dragon be exchanged. The Company recognized RMB847 million gain as reported in other income. For the year ended December 31, 2018, the Company acquired additional equity interest with total consideration of RMB1.4 billion. After these transactions, the Company has 27% equity interest in the enlarged group and applied equity method for this investment. As of December 31, 2018, the carrying value of its equity investment was RMB5.3 billion.

In 2014, through a series of transactions, the Company and other shareholders, including Royal Caribbean Cruises Ltd. (“RCL”) formed Skysea Holding International Ltd. (“Skysea”) where the Company and RCL each owns 35% equity interest of Skysea. The Company and RCL also each provided a loan with amount of US$80 million to Skysea. The Company accounted for its investment in Skysea under equity method. The loan provided to Skysea was recorded in Long-term receivables due from related parties (Note 12).

Investment funds

For the years ended December 31, 2016, 2017 and 2018, the Company made some investments in several third party investment funds. The Company accounted for these investments under equity methods on one quarter lag basis. As of December 31, 2017 and 2018, the carrying value of these investments were RMB780 million and RMB1.2 billion respectively.

As of December 31, 2017 and 2018, the carrying value of the rest equity method investments were RMB1.0 billion and RMB1.8 billion respectively.

The Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X (RMB in millions).

	2016		2017	2018
		Other equity	Equity	Equity
	eLong	investments	investments	investments
Operating data:
Revenue	1,895	5,918	14,243	17,429
Gross profit	998	4,785	8,145	11,513
(Loss)/Income from operations	(1,313)	155	80	294
Net (loss)/income	(1,635)	(62)	(223)	990
Net loss attributable to our equity method investments companies	(722)	(55)	(79)	(81)
Add: Equity dilution impact	(1)	11	14	7
Add: Gain from disposal of equity method investments	—	1,369	—	42
Equity in (loss)/income of affiliates	(723)	1,325	(65)	(32)

	2016		2017	2018
Balance sheet data:
Current assets	1,979	3,354	9,836	26,612
Long-term assets	455	17,298	16,553	37,435
Current liabilities.	1,687	11,596	8,061	20,404
Long-term liabilities.	16	1,651	6,191	12,011
Non-controlling interests.	16	1,945	324	232

For the years ended December 31, 2016, 2017 and 2018, the total cash paid for equity method investments was RMB1.0 billion, RMB0.2 billion and RMB1.7 billion, respectively.

Impairments

The Company performs impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions as well as the operating performance of the investees. Impairment charges in connection with the equity securities with readily determinable fair value before the adoption of new financial instrument accounting standard of nil and RMB116 million were recorded for the years ended December 31, 2016 and 2017, respectively. Impairment charges in connection with the available-for-sale debt investment of RMB36 million, RMB156 million and nil were recorded for the years ended December 31, 2016, 2017 and 2018, respectively. Impairment charges in connection with equity method investments of nil,  RMB64 million and RMB61 million were recorded for the years ended December 31, 2016, 2017 and 2018, respectively. Impairment charges in connection with the equity securities without readily determinable fair value of RMB12 million, RMB139 million and nil were recorded for the years ended December 31, 2016, 2017 and 2018, respectively. The impairment was recorded in “Other income/ (expense)” (Note 2). The carrying value for the equity securities without readily determinable fair value and equity method impairments apply non-recurring fair value measures is nil for the years ended December 31, 2016, 2017 and 2018.